Goodwill and Other Intangible Assets - Table 1 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Changes in the Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 420.3	$ 407.7	$ 406.0
Goodwill, Acquisitions	1.4	12.6	0
Allocation to discontinued operations related to expected sale of hospital			(0.9)
Goodwill, Acquisition of Interest in Joint Venture Entity			2.6
Goodwill, Ending Balance	$ 421.7	$ 420.3	$ 407.7